Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss from operations	$ (2,264,027)	$ (2,273,700)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	28,981	4,250
Financial income	(13,094)	(96,917)
Share-based compensation	88,497	33,353
Change in fair value of warrants		60,454
Changes in operating assets and liabilities:
Increase (decrease) in accrued severance pay	(19,867)	156,559
Decrease (increase) in trade receivables, net	855,809	(62,494)
Increase in other receivables	(297,295)	(576,823)
Increase in inventories	(404,007)	(141,701)
Increase (decrease) in trade payables	(407,759)	29,410
Increase (decrease) in other current liabilities	181,767	(82,169)
Net cash used in operating activities	(2,250,995)	(2,949,778)
Cash flows from investing activities:
Proceeds from (investment in) short-term deposits, net	4,000,000	(11,000,000)
Investment in severance funds		(22,183)
Purchase of property, plant and equipment	(73,041)	(64,735)
Net cash provided by (used in) investing activities	3,926,959	(11,086,918)
Cash flows from financing activities:
Repayment of short-term bank credit		(410,324)
Issuance of shares and warrants		17,824,992
Issuance costs paid		(2,101,875)
Repayment of long-term bank loans		(744,769)
Repurchase of treasury stock	(119,536)
Repayment of loan from related party		(200,000)
Net cash provided by (used in) financing activities	(119,536)	14,368,024
Increase in cash, cash equivalents and restricted deposit	1,556,428	331,328
Cash, cash equivalents and restricted deposit at the beginning of the year	255,530	49,126
Cash, cash equivalents and restricted deposits at the end of the period	1,811,958	380,454
Cash paid during the period for:
Interest received	124,536
Interest paid	5,008	10,969
Supplemental disclosures of non-cash flow information
Reclassification of warrants to purchase ordinary shares from liability to equity		412,299
Cash and cash equivalents	1,780,031	346,866
Restricted deposits	31,927	33,588
Total	$ 1,811,958	$ 380,454